NET REVENUES	12 Months Ended
Dec. 31, 2020
NET REVENUES
NET REVENUES

10   NET REVENUES

(a)   Net revenues recognized under ASC Topic 606 for the years ended December 31, 2018, 2019 and 2020 consist of the following:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Tuition fee	1,896,642	1,877,242	1,786,230
Certification service fee	82,376	75,403	41,961
Loan referral service fee	18,096	19,939	7,801
Others	12,444	42,786	53,135
Business taxes and surcharges	(13,878)	(11,205)	(4,252)
Total net revenues	1,995,680	2,004,165	1,884,875

Others mainly include franchise fee and miscellaneous revenues.

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Timing of revenue recognition
Services transferred at a point in time	100,472	138,128	102,897
Services transferred over time	1,895,208	1,866,037	1,781,978
Total net revenues	1,995,680	2,004,165	1,884,875

(b)   Net revenues recognized under ASC Topic 460 for the years ended December 31, 2018, 2019 and 2020 consist of the following:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Guarantee service	89,691	47,189	13,008